Exempt Party-In-Interest Transactions (Details) - EBP 002 - USD ($)	1 Months Ended	12 Months Ended
	Jul. 31, 2012	Dec. 31, 2025
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investment, purchased, number of shares (in shares)	1,058,000
Investment acquired, excluding plan interest in master trust, cost	$ 10,580,000
Investment, shares allocated to participants each plan year (in shares)	52,900
Dividend income		$ 401,083